SHARE-BASED COMPENSATION Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees
Additional information
Unrecognized share-based compensation expenses	¥ 40,790
Unrecognized compensation cost is to be recognized	2 years 3 months 18 days
Employees | CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 12,513
Recording period for unrecognized deemed dividends	2 years 3 months 18 days
Employee and Non-employee RSUs
Additional information
Fair value of RSUs vested	¥ 88,446	¥ 125,477	¥ 137,708